Other capital reserve - Changes in 2006 Share Plan and 2006 India Share Plan (Details)		12 Months Ended
	Dec. 16, 2016	Mar. 31, 2019 INR (₨) Options	Mar. 31, 2018 INR (₨) Options	Mar. 31, 2017 INR (₨) Options
Ordinary shares
Weighted average exercise price of share options
Reverse stock split, conversion ratio	5.4242194
Options | Ordinary shares
Weighted average exercise price of share options
Reverse stock split, conversion ratio	5.4242194
2006 Share Plan and 2006 India Share Plan | Ordinary shares
Weighted average exercise price of share options
Weighted average remaining contractual life		3 years 7 months 17 days
2006 Share Plan and 2006 India Share Plan | Options
Number of shares
Number of options outstanding at the beginning of the year | Options		657,130	698,965
Forfeited during the year | Options		1,785	6,913
Expired during the year | Options		2,581
Exercised during the year | Options		184	34,922
Number of options outstanding at the end of the year | Options		652,580	657,130	698,965
Vested and not exercised | Options		652,580	656,454
Weighted average exercise price of share options
Options outstanding at the beginning of the year		₨ 287.05	₨ 279.43
Forfeited during the year		348.84	289.04
Expired during the year		270.10
Exercised during the year		300.11	167.39
Options outstanding at the end of the year		304.92	287.05	₨ 279.43
Vested and not exercised		304.92	₨ 287.06
Weighted average remaining contractual life			4 years 7 months 10 days
Share based compensation cost		24,000	₨ 432,000	₨ 9,183,000
2006 Share Plan and 2006 India Share Plan | Options | Minimum
Weighted average exercise price of share options
Options outstanding at the beginning of the year		254.28
Options outstanding at the end of the year		270.10	254.28
2006 Share Plan and 2006 India Share Plan | Options | Maximum
Weighted average exercise price of share options
Options outstanding at the beginning of the year		353.17
Options outstanding at the end of the year		₨ 375.14	₨ 353.17
2006 Share Plan and 2006 India Share Plan | Options | Ordinary shares
Number of shares
Number of options outstanding at the beginning of the year | Options		657,130
Granted during the year | Options		652,580
Number of options outstanding at the end of the year | Options		652,580	657,130